Loans and advances to customers - Loans to customers, net of impairment losses (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	€ 927,495
Refinanced and restructured transactions	23,430
Advances to customers	14,723
Loans and advances to customers	942,218	€ 882,921	€ 848,915
Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	114,764
Refinanced and restructured transactions	3,228
More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	129,980
Refinanced and restructured transactions	2,645
More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	135,181
Refinanced and restructured transactions	2,412
More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	157,370
Refinanced and restructured transactions	2,814
More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	72,377
Refinanced and restructured transactions	6,998
Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	20,053
Public sector | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	116
Public sector | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	104
Public sector | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	83
Public sector | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	640
Public sector | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	92
Other financial institutions (Financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	67,830
Other financial institutions (Financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	521
Other financial institutions (Financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	757
Other financial institutions (Financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	623
Other financial institutions (Financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	51,157
Other financial institutions (Financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	397
Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	319,616
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	26,695
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	21,566
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	20,872
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	43,227
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	34,597
Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	519,996
Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	87,432
Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	107,553
Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	113,603
Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	62,346
Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	37,291
Without collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	317,823
Refinanced and restructured transactions	5,333
Without collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	19,018
Without collateral | Other financial institutions (Financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	14,375
Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	172,659
Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	111,771
With property collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	415,574
Refinanced and restructured transactions	13,248
With property collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	252
With property collateral | Other financial institutions (Financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,001
With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	71,474
With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	342,847
With other collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	194,098
Refinanced and restructured transactions	4,849
With other collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	783
With other collateral | Other financial institutions (Financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	52,454
With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	75,483
With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	65,378
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	18,434
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,057
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,175
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,158
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,244
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	6,283
Construction and property development | Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,517
Construction and property development | With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	9,954
Construction and property development | With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	5,963
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,533
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	137
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	282
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	54
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	442
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	478
Civil Engineering Construction Loans Member | Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,140
Civil Engineering Construction Loans Member | With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	309
Civil Engineering Construction Loans Member | With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,084
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	173,090
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	10,888
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	7,467
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	8,874
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	21,575
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	12,547
Large companies | Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	111,739
Large companies | With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	23,716
Large companies | With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	37,635
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	124,559
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	11,613
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	11,642
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	10,786
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	18,966
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	15,289
SMEs and individual entrepreneurs | Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	56,263
SMEs and individual entrepreneurs | With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	37,495
SMEs and individual entrepreneurs | With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	30,801
Residential loans | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	332,881
Residential loans | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	80,001
Residential loans | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	101,285
Residential loans | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	106,210
Residential loans | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	36,669
Residential loans | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	6,952
Residential loans | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,764
Residential loans | With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	330,491
Residential loans | With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	626
Consumer loans | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	167,338
Consumer loans | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,132
Consumer loans | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,909
Consumer loans | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,114
Consumer loans | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	20,557
Consumer loans | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	28,740
Consumer loans | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	106,886
Consumer loans | With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,463
Consumer loans | With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	57,989
Other purposes | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	19,777
Other purposes | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,299
Other purposes | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,359
Other purposes | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,279
Other purposes | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	5,120
Other purposes | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,599
Other purposes | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,121
Other purposes | With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	9,893
Other purposes | With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	€ 6,763